Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of (Loss)/income before Income Taxes	The Group’s (loss)/income before income taxes consisted of:
	Years ended December 31,
(In thousands)	2022	2023	2024
Non-PRC	(15,397)	(2,149)	(1,211)
PRC	(4,367)	4,673	5,627
Total	(19,764)	2,524	4,416

Schedule of Reconciliations of the Income Tax Expenses

The reconciliations of the income tax expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Years ended December 31,
(In thousands)	2022	2023	2024
(Loss)/income before income tax	(19,764)	2,524	4,416
Income tax computed at statutory PRC income tax rate (25%)(i)	(4,941)	631	1,104
Differential income tax rates applicable to certain entities comprising the Group	1,791	74	207
Effect of tax holiday	469	(448)	(542)
Permanent differences(ii)	2,100	(174)	(206)
Change in valuation allowance	1,569	133	478
Accelerated deductions on research and development expenses(iii)	(827)	(146)	(973)
Income tax expenses	161	70	68

(i)	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in the PRC.
(ii)	Permanent differences primarily represent non-deductible expenses.
(iii)	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.

Schedule of Per Share Effect of the Tax Holidays

The per share effect of the tax holidays are as follows:

	Years ended December 31,
(In thousands)	2022	2023	2024
Effect of tax holiday	469	(448)	(542)
Per share effect – basic and diluted	(0.00)	(0.00)	(0.00)

Schedule of Components of the Deferred Tax Assets	The components of the deferred tax assets are as follows:
	Years ended December 31,
(In thousands)	2022	2023	2024
Deferred tax assets
Net operating loss carryforwards	19,814	19,187	18,924
Accrued expenses and others	(3,010)	(2,250)	(1,509)
Less: valuation allowance	(16,804)	(16,937)	(17,415)
Net deferred tax assets	—	—	—

Schedule of Movement of Valuation Allowance

Movement of valuation allowance

	Years ended December 31,
(In thousands)	2022	2023	2024
Balance at beginning of the year	15,235	16,804	16,937
Change of valuation allowance	1,569	133	478
Balance at end of the year	16,804	16,937	17,415